Basis of preparation and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation and statement of compliance
Schedule of subsidiaries

As of December 31, 2025, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

●	Interests in associates and joint ventures

Schedule of exchange rates

Exchange rate (USD per EUR)	December 31, 2025	December 31, 2024	December 31, 2023
Average exchange rate for the period	1.1300	1.0824	1.0813
Exchange rate at the end of period	1.1750	1.0389	1.1050